UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22097

Tortoise Gas and Oil Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Tortoise Gas and Oil Corporation
Schedule of Investments
(Unaudited)

	August 31, 2009
	Shares	Fair Value

Limited Partnerships and Related Companies - 113.8% (1)
Crude/Refined Products Pipelines - 43.8% (1)
Buckeye Partners, L.P.	22,900	$1,075,842
Enbridge Energy Partners, L.P.	49,900	2,138,215
Kinder Morgan Management, LLC	38,330	1,814,159
Magellan Midstream Partners, L.P.	53,200	1,927,968
NuStar Energy L.P.	17,900	958,545
Plains All American Pipeline, L.P.	43,800	2,077,872
Sunoco Logistics Partners L.P.	17,400	987,972
TEPPCO Partners, L.P.	51,800	1,709,400
		12,689,973

Natural Gas/Natural Gas Liquids Pipelines - 21.9% (1)
Boardwalk Pipeline Partners, LP	29,800	697,618
El Paso Pipeline Partners, L.P.	29,700	576,774
Energy Transfer Equity, L.P.	26,965	725,089
Energy Transfer Partners, L.P.	38,700	1,568,898
Enterprise Products Partners L.P.	43,132	1,164,564
ONEOK Partners, L.P.	21,100	1,056,266
Spectra Energy Partners, LP	7,630	176,787
Williams Pipeline Partners L.P.	20,195	373,204
		6,339,200

Natural Gas Gathering/Processing - 21.1% (1)
Copano Energy, L.L.C.	57,900	899,187
DCP Midstream Partners, LP	22,400	501,536
Duncan Energy Partners L.P.	3,000	54,450
MarkWest Energy Partners, L.P.	60,200	1,243,732
Quest Midstream Partners, L.P. (2)	465,000	1,739,100
Targa Resources Partners LP	89,900	1,519,310
Western Gas Partners LP	8,000	134,800
		6,092,115

Oil and Gas Exploitation and Production - 23.3% (1)
Encore Energy Partners LP	102,600	1,565,676
EV Energy Partners, L.P.	44,900	977,922
Linn Energy, LLC	106,800	2,273,772
Pioneer Southwest Energy Partners L.P.	84,620	1,617,088
Quest Energy Partners, L.P.	252,832	313,511
		6,747,969

Propane Distribution - 3.7% (1)
Inergy, L.P.	38,600	1,076,168

Total Limited Partnerships and Related Companies (Cost $37,316,126)		32,945,425

Short-Term Investment - 3.0% (1)
Investment Company - 3.0% (1)
Fidelity Institutional Government Portfolio - Class I, 0.19% (3)
(Cost $881,092)	881,092	881,092

Total Investments (Cost $38,197,218) - 116.8% (1)		33,826,517
Other Assets and Liabilities - (16.8%) (1)		(4,881,713)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$28,944,804

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Non-income producing. Private company; restricted security has been fair valued in accordance with procedures approved by the Board of Directors and has a total fair value of $1,739,100, which represents 6.0%
of net assets applicable to common stockholders.
(3) Rate indicated is the current yield as of August 31, 2009.

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2009. These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
			Quoted Prices in		Significant
			Active Markets for	Significant Other	Unobservable
	Fair Value at		Identical Assets	Observable Inputs	Inputs
Description	August 31, 2009		(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies	$ 32,945,425	(a)	$ 31,206,325	$ -	$ 1,739,100
Total Equity Securities	$ 32,945,425		$ 31,206,325	$ -	$ 1,739,100
Other
Short-Term Investments	$ 881,092	(b)	$ 881,092	$ -	$ -
Total Other	$ 881,092		$ 881,092	$ -	$ -
Total	$ 33,826,517		$ 32,087,417	$ -	$ 1,739,100

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Company at August 31, 2009.

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
Investments
For the nine months ended
August 31, 2009
Fair value beginning balance	$ 9,646,250
Total realized and unrealized gains (losses) included in net increase in net assets applicable to common stockholders	(3,962,150)
Net purchases, issuances and settlements	(3,945,000)
Return of capital adjustments impacting cost basis of security	-
Fair value ending balance	$ 1,739,100
Total amount of total losses for the period included in net increase in net assets applicable to common stockholders attributable to the change in unrealized gains (losses) relating to assets still held at the reporting date
$ (3,957,150)

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit and percent of net assets which the securities comprise at August 31, 2009.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
Quest Midstream Partners, L.P.	Common Units	465,000	11/01/07	$9,300,000	$3.74	6.0%

As of August 31, 2009, the aggregate cost of securities for federal income tax purposes was $35,655,721. At August 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $7,027,650, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $8,010,144 and the net unrealized depreciation was $982,494.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Gas and Oil Corporation

Date: September 24, 2009	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Gas and Oil Corporation

Date: September 24, 2009	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Tortoise Gas and Oil Corporation

Date: September 24, 2009	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer